RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

20.      RELATED PARTY TRANSACTIONS AND BALANCES

Loans payable to related parties include loans and advances received from related individuals and companies related to directors and officers of the Company. As at December 31, 2021 and 2020, the Company has the following loan balances with related parties:

2021	2020	Currency	Rate	Terms
$	$
1,560,394	3,839,459	USD	12%-18%	Unsecured, due on demand
-	18,546	Colombian Pesos	0%	Unsecured, due on demand
-	12,743	Argentine Pesos	18%	Unsecured, due on demand
1,560,394	3,870,748

During the year ended December 31, 2021, the Company has incurred interest expense of $702,495 (US$549,717) (2020 - $352,439 (US$262,994)) in connection with the related party loans noted above. As at December 31, 2021, $168,741 (2020 - $562,260) of unpaid interest and loan penalties have been included within interest payable on the consolidated statement of financial position.

In September 2019, the Company consolidated loan balances with certain related party lenders and extended the maturity date of these amounts to March 30, 2020. In consideration for the extension of the maturity date of the loans, the Company agreed to issue 2,381,301 share purchase warrants to the holders. The share purchase warrants will be exercisable at a price of $0.09 per common share for a period of five years. As at December 31, 2021, these warrants have not yet been issued.

Key management personnel receive compensation in the form of short-term employee benefits, share-based compensation, and post-employment benefits. Key management personnel include the Chief Executive Officer, Chief Financial Officer, and Chief Operating Officer. The remuneration of key management is as follows (expressed in USD):

	2021	2020
	$	$
Consulting fees paid to the CEO	267,392	468,300
Consulting fees paid to the COO	207,165	320,300
Consulting fees paid to the CFO	17,000	336,300
	491,557	1,124,900

The remuneration of the CEO/COO/CFO are included in professional fees and consulting in the consolidated statements of comprehensive loss.

During the years ended December 31, 2021 and 2020, the Company did not grant stock options to directors or officers.

As at December 31, 2021, $351,205 (2020 - $692,100) of related party payables are included in accounts payable and accrued liabilities in the consolidated statement of financial position. The amounts are non-interest bearing and due on demand.

January 2019

In January 2019, the Company renegotiated the loans with three of the related party lenders to extend the maturity date of the loans.

In consideration for the extension of the maturity date of the loans, the Company agreed to incur total penalties of $212,312 (US$160,000) which were added to the principal balance of the loans. In addition, the Company agreed to add the interest accrued as of the date of renegotiation of $539,236 (US$395,259) to the principal balance of the loans. The renegotiation of the loans was deemed to be an extinguishment of the original liabilities and $212,312 was recorded as a loss on extinguishment.

September 2019

In September 2019, the Company consolidated loan balances with certain related party lenders and extended the maturity date of these amounts to March 30, 2020.

In consideration for the extension of the maturity date of the loans, the Company agreed to issue 2,381,301 share purchase warrants to the holders with a fair value of $180,714. The share purchase warrants are exercisable at a price of $0.09 per common share for a period of five years. As at December 31, 2020, these warrants have not yet been issued. The fair value of the obligation to issue the share purchase warrants was calculated using the Black-Scholes model and the following weighted average assumptions:

Share price at date of grant	$0.08
Exercise price	$0.09
Expected life	5 years
Expected volatility	174.99%
Risk free interest rate	1.49%
Expected dividend yield	0%
Expected forfeiture rate	0%

The consolidation of the loans and the issuance of the warrants was deemed to be an extinguishment of the original liabilities and $180,714 was recorded as a loss on extinguishment.